SENIOR SECURED CONVERTIBLE NOTES (Q1) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022
Debt Instrument [Line Items]
Proceeds from convertible notes		$ 7,000,000	$ 0	$ 7,000,000	$ 7,000,000	$ 0
Notes payable			1,414,000		2,814,000	0	$ 4,308,000	$ 9,151,000
Interest expense			$ 391,000	$ 89,000	$ 949,000	0
Secured Convertible Notes
Debt Instrument [Line Items]
Conversion price per share (in dollars per share)	$ 12
Volume-weighted average price	93.00%
Warrants outstanding (in shares)			586,890		586,890
Warrants and rights outstanding	$ 147,000		$ 839,000		$ 839,000
Maturity term	5 years
Secured Convertible Notes | Measurement Input, Share Price
Debt Instrument [Line Items]
Convertible warrants, measurement input	4.28
Secured Convertible Notes | Measurement Input, Conversion Price
Debt Instrument [Line Items]
Convertible warrants, measurement input	12
Secured Convertible Notes | Measurement Input, Risk Free Interest Rate
Debt Instrument [Line Items]
Convertible warrants, measurement input	0.0361
Secured Convertible Notes | Measurement Input, Price Volatility
Debt Instrument [Line Items]
Convertible warrants, measurement input	0.65
Convertible Notes Payable
Debt Instrument [Line Items]
Proceeds from convertible notes	$ 10,000,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Debt Instrument [Line Items]
Discount issued on convertible notes			1,200,000		1,500,000
Carrying value			8,300,000		9,800,000
Notes payable			$ 7,100,000		8,300,000
Interest expense					$ 356,000	$ 0
Tranche One | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount	11,000,000
Discount issued on convertible notes	$ 1,000,000
Interest rate	6.00%
Interest payment grace period	6 months